Performance Graph - Unaudited (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
United Technologies Corporation [Member]
Performance Graph [Line Items]
Cumulative Total Shareholder Return	$ 121.28	$ 105.37	$ 110.88	$ 95.40	$ 71.57	$ 100.00
S And P 500 Index [Member]
Performance Graph [Line Items]
Cumulative Total Shareholder Return	108.59	93.61	91.68	79.67	63.00	100.00
Dow Jones Industrial Average [Member]
Performance Graph [Line Items]
Cumulative Total Shareholder Return	$ 113.81	$ 103.24	$ 95.25	$ 83.51	$ 68.07	$ 100.00